Self Insurance Plan	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Self Insurance Plan
NOTE 11 – SELF INSURANCE PLAN
The Company has engaged an insurance company to provide administrative services for the Company’s self-funded insurance plan. The Company has a stop loss policy with the insurance company which limits the Company’s exposure both in the aggregate and on an individual basis.